Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Cash Flows From Operating Activities
Net income	$ 510.2	$ 512.0	$ 459.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	185.0	172.6	161.8
Lease expense	26.9	23.4	23.2
Deferred income taxes	34.6	48.4	49.8
Stock-based compensation	28.2	15.7	9.0
Asbestos adjustments loss	151.7	37.0	131.7
Excess tax benefits from share-based awards	(0.6)	(0.2)	(2.4)
Gain on sale of land	(2.0)	(12.7)	0.0
Asset impairment - greenfield site	20.1	0.0	0.0
Other, net	32.2	22.7	17.7
Changes in operating assets and liabilities:
Accounts and other receivables	(19.7)	32.1	(70.9)
Inventories	3.4	(70.8)	(64.3)
Operating lease assets and liabilities, net	(28.0)	(19.0)	(19.2)
Prepaid expenses and other assets	(21.5)	(12.3)	(5.7)
Insurance receivable - Asbestos	5.6	6.2	8.3
Accounts payable and accrued liabilities	47.4	(63.2)	136.7
Claims and handling costs paid - Asbestos	(116.0)	(107.9)	(118.8)
Income taxes payable	(4.9)	5.5	0.2
Other accrued liabilities	61.6	18.1	41.0
Net cash provided by operating activities	914.2	607.6	757.2
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(449.3)	(591.3)	(257.8)
Proceeds from sale of property, plant and equipment	4.2	14.1	0.0
Capitalized interest	(19.5)	(8.5)	(1.9)
Purchase of restricted investments - Asbestos	(144.2)	(180.1)	(114.6)
Proceeds from restricted investments - Asbestos	138.3	105.7	26.1
Net cash used in investing activities	(470.5)	(660.1)	(348.2)
Cash Flows From Financing Activities
Proceeds from term loan	300.0	0.0	0.0
Repayments of term loan	(1.9)	0.0	0.0
Proceeds from credit facilities	95.0	450.0	390.0
Repayments of credit facilities	(325.0)	(260.0)	(350.0)
Debt issuance costs	(1.2)	0.0	(2.1)
Proceeds from issuance of shares	0.4	0.2	0.3
Repayment of finance lease obligations	(1.1)	(1.5)	(1.0)
Shares repurchased	(271.4)	(78.4)	0.0
Dividends paid	0.0	(129.6)	(484.0)
Taxes paid related to net share settlement of equity awards	(4.9)	(6.1)	(2.8)
Net cash used in financing activities	(210.1)	(25.4)	(449.6)
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	(3.4)	(8.4)	(5.9)
Net increase (decrease) in cash and cash equivalents, restricted cash and restricted cash - Asbestos	230.2	(86.3)	(46.5)
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	185.6	271.9	318.4
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	415.8	185.6	271.9
Non-Cash Investing and Financing Activities
Capital expenditures incurred but not yet paid	75.0	34.7	32.3
Supplemental Disclosure of Cash Flow Activities
Cash paid for interest	41.8	41.0	37.0
Cash payment for income taxes, net	183.1	117.1	92.7
Cash paid to AICF	$ 91.8	$ 109.6	$ 248.5